31. Segments	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segments
31.	Segments

The information below presents the summarized financial position of the reportable operating segments on December 31, 2020 and December 31, 2019:

31.1.	Assets and liabilities of the operating segments

	2020
	Flight transportation	Smiles loyalty program	Total reportable segments	Eliminations	Total
Assets
Current	2,059,655	2,453,838	4,513,493	(1,268,142)	3,245,351
Non-current	10,040,986	908,246	10,949,232	(1,380,447)	9,568,785
Total assets	12,100,641	3,362,084	15,462,725	(2,648,589)	12,814,136

Liabilities
Current	9,975,367	1,502,179	11,477,546	(1,079,330)	10,398,216
Non-current	16,532,366	509,577	17,041,943	(858,964)	16,182,979
Total equity (deficit)	(14,407,092)	1,350,328	(13,056,764)	(710,295)	(13,767,059)
Total liabilities and deficit	12,100,641	3,362,084	15,462,725	(2,648,589)	12,814,136
	2019
	Flight transportation	Smiles loyalty program	Total reportable segments	Eliminations	Total
Assets
Current	3,243,363	2,763,448	6,006,811	(1,079,434)	4,927,377
Non-current	10,888,299	121,135	11,009,434	(638,365)	10,371,069
Total assets	14,131,662	2,884,583	17,016,245	(1,717,799)	15,298,446

Liabilities
Current	9,941,112	1,321,534	11,262,646	(900,046)	10,362,600
Non-current	11,867,062	357,714	12,224,776	(183,513)	12,041,263
Total equity (deficit)	(7,676,512)	1,205,335	(6,471,177)	(634,240)	(7,105,417)
Total liabilities and deficit	14,131,662	2,884,583	17,016,245	(1,717,799)	15,298,446

31.2.	Results of the operating segments

	2020
	Flight transportation	Smiles loyaltyprogram (b)	Total reportable segments	Eliminations	Total consolidated
Net revenue
Passenger (a)	5,555,546	-	5,555,546	227,777	5,783,323
Cargo and other (a)	340,237	-	340,237	(36,730)	303,507
Mileage program (a)	-	572,916	572,916	(287,929)	284,987
Total net revenue	5,895,783	572,916	6,468,699	(96,882)	6,371,817

Operating costs and expenses
Salaries, wages and benefits	(1,675,183)	(90,444)	(1,765,627)	(1)	(1,765,628)
Aircraft fuel	(2,025,701)	-	(2,025,701)	-	(2,025,701)
Landing fees	(411,065)	-	(411,065)	-	(411,065)
Aircraft, traffic and mileage servicing	(639,903)	(183,519)	(823,422)	100,178	(723,244)
Passenger service expenses	(389,998)	-	(389,998)	-	(389,998)
Sales and marketing	(257,533)	(57,225)	(314,758)	(9,427)	(324,185)
Maintenance, materials and repairs	(335,868)	-	(335,868)	-	(335,868)
Depreciation and amortization	(1,841,975)	(28,577)	(1,870,552)	-	(1,870,552)
Other income (expenses), net	524,882	(2,898)	521,984	1,035	523,019
Total operating costs and expenses	(7,052,344)	(362,663)	(7,415,007)	91,785	(7,323,222)

Equity results	99,278	-	99,278	(99,717)	(439)
Operating result before financial result, net and income tax and social contribution	(1,057,283)	210,253	(847,030)	(104,814)	(951,844)

Financial income (expenses)
Financial income	719,560	89,503	809,063	(72,094)	736,969
Financial expenses	(2,604,993)	(13,295)	(2,618,288)	72,096	(2,546,192)
Total financial income (expenses)	(1,885,433)	76,208	(1,809,225)	2	(1,809,223)

Income before exchange rate variation, net	(2,942,716)	286,461	(2,656,255)	(104,812)	(2,761,067)

Exchange rate variation, net	(3,058,275)	2,049	(3,056,226)	-	(3,056,226)
Loss before income tax and social contribution	(6,000,991)	288,510	(5,712,481)	(104,812)	(5,817,293)

Income tax and social contribution	12,863	(92,553)	(79,690)	1,732	(77,958)
Net income for the year	(5,988,128)	195,957	(5,792,171)	(103,080)	(5,895,251)

Attributable to equity holders of the parent	(5,988,128)	103,080	(5,885,048)	(103,080)	(5,988,128)
Attributable to non-controlling interests of Smiles	-	92,877	92,877	-	92,877

	2019
	Flight transportation	Smiles loyalty program (b)	Total reportable segments	Eliminations	Total consolidated
Net revenue
Passenger (a)	12,592,018	-	12,592,018	485,725	13,077,743
Cargo and other (a)	463,651	-	463,651	(38,563)	425,088
Mileage revenue (a)	-	1,051,124	1,051,124	(689,251)	361,873
Total net revenue	13,055,669	1,051,124	14,106,793	(242,089)	13,864,704

Operating costs and expenses
Salaries	(2,270,009)	(91,259)	(2,361,268)	-	(2,361,268)
Aircraft fuel	(4,047,344)	-	(4,047,344)	-	(4,047,344)
Landing fees	(759,774)	-	(759,774)	-	(759,774)
Aircraft, traffic and mileage servicing	(766,483)	(128,590)	(895,073)	187,681	(707,392)
Passenger service expenses	(578,744)	-	(578,744)	-	(578,744)
Sales and marketing	(587,445)	(82,947)	(670,392)	-	(670,392)
Maintenance, materials and repairs	(569,229)	-	(569,229)	-	(569,229)
Depreciation and amortization	(1,701,115)	(26,868)	(1,727,983)	1	(1,727,982)
Other income (expenses),net	(354,302)	44,384	(309,918)	1	(309,917)
Total operating costs and expenses	(11,634,445)	(285,280)	(11,919,725)	187,683	(11,732,042)

Equity results	294,976	(2,530)	292,446	(292,369)	77
Operating result before financial result, net and income tax and social contribution	1,716,200	763,314	2,479,514	(346,775)	2,132,739

Financial income (expenses)
Financial income	636,554	125,455	762,009	(372,446)	389,563
Financial expenses	(2,116,438)	(4,273)	(2,120,711)	372,446	(1,748,265)
Total financial income (expenses)	(1,479,884)	121,182	(1,358,702)	-	(1,358,702)

Income before exchange rate variation, net	236,316	884,496	1,120,812	(346,775)	774,037

Exchange rate variation, net	(390,454)	4,669	(385,785)	693	(385,092)
Loss before income tax and social contribution	(154,138)	889,165	735,027	(346,082)	388,945

Income tax and social contribution	36,865	(271,156)	(234,291)	24,684	(209,607)
Net income for the year	(117,273)	618,009	500,736	(321,398)	179,338

Attributable to equity holders of the parent	(117,273)	321,398	204,125	(321,398)	(117,273)
Attributable to non-controlling interests of Smiles	-	296,611	296,611	-	296,611
	2018
	Flight transportation	Smiles loyalty program (b)	Total reportable segments	Eliminations	Total consolidated
Net revenue
Passenger (a)	10,199,092	-	10,199,092	434,396	10,633,488
Cargo and other (a)	422,432	-	422,432	(12,799)	409,633
Mileage program	-	987,444	987,444	(619,211)	368,233
Total net revenue	10,621,524	987,444	11,608,968	(197,614)	11,411,354

Operating costs and expenses
Salaries, wages and benefits	(1,821,521)	(82,331)	(1,903,852)	-	(1,903,852)
Aircraft fuel	(3,867,673)	-	(3,867,673)	-	(3,867,673)
Aircraft rente	(1,112,837)	-	(1,112,837)	-	(1,112,837)
Sales and marketing	(507,721)	(74,256)	(581,977)	-	(581,977)
Landing fees	(743,362)	-	(743,362)	-	(743,362)
Aircraft, traffic and mileage servicing	(661,260)	(107,489)	(768,749)	154,981	(613,768)
Maintenance, materials and repairs	(570,333)	-	(570,333)	-	(570,333)
Depreciation and amortization	(651,158)	(17,358)	(668,516)	-	(668,516)
Passenger service expenses	(474,117)	-	(474,117)	-	(474,117)
Other income (expenses), net	483,699	35,959	519,658	4,998	524,656
Total operating costs and expenses	(9,926,283)	(245,475)	(10,171,758)	159,979	(10,011,779)

Equity pick up method	315,721	-	315,721	(315,334)	387
Income before financial results, net and income tax and social contribution	1,010,962	741,969	1,752,931	(352,969)	1,399,962

Financial income (expenses)
Financial income	166,348	220,628	386,976	(127,248)	259,728
Financial expenses	(1,185,889)	(2,326)	(1,188,215)	127,126	(1,061,089)
Total financial income (expenses)	(1,019,541)	218,302	(801,239)	(122)	(801,361)

Income before the exchange rate variation, net	(8,579)	960,271	951,692	(353,091)	598,601

Exchange rate change, net	(1,084,543)	3,223	(1,081,320)	123	(1,081,197)
Income (loss) before income taxes	(1,093,122)	963,494	(129,628)	(352,968)	(482,596)

Income tax and social contribution	7,729	(317,652)	(309,923)	12,795	(297,128)
Net income (loss) for the year	(1,085,393)	645,842	(439,551)	(340,173)	(779,724)

Attributable to equity holders of the parent	(1,085,393)	340,173	(745,220)	(340,173)	(1,085,393)
Attributable to non-controlling Interests of Smiles	-	305,669	305,669	-	305,669
(a)	Eliminations are related to transactions between GLA and Smiles Fidelidade.
(b)	Amounts include Smiles S.A. and Smiles Fidelidade.

In the stand-alone financial statements of the subsidiary Smiles Fidelidade, which represents the segment Smiles loyalty program, and in the information provided to the relevant decision makers, the revenue recognition occurs upon redemption of the miles by the participants. Under the perspective of Smiles Fidelidade, this measurement is appropriate given that this is when the revenue recognition cycle is complete. At this point, Smiles has transferred to its suppliers the obligation to provide services or deliver products to its customers.

However, from a consolidated perspective, the revenue recognition cycle related to miles exchanged for flight tickets is only complete when the passengers are effectively transported. Therefore, for purposes of reconciliation with the consolidated assets, liabilities and income and expenses, as well as for purposes of equity method of accounting and for consolidation purposes, the Company performed, in addition to elimination entries, consolidating adjustments to adjust the accounting practices related to Smiles’ revenues. In this case, under consolidated perspective, the mileages that were used to redeem airline tickets are only recognized as revenue when passengers are transported, in accordance with accounting practices and policies adopted by the Company.